Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Cash flows from operating activities:
Net loss	₪ (39,978)	$ (12,854)	₪ (4,455)	₪ (109,194)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets	2,415	777	2,436	1,645
Net financial expenses (income)	(930)	(299)	12,940	15,902
Capital gain	(40)	(13)	(160)
Increase (decrease) in liability with respect to loans from others	2,831	910	(63,359)	14,083
Increase (decrease) in liability with respect to Government grants			(14,812)	169
Share-based compensation	8,904	2,863	9,472	3,684
Change in employee benefit liabilities, net			6	7
Total adjustments to profit and loss	13,180	4,238	(53,477)	35,490
Changes in asset and liability items:
Decrease (increase) in other receivables	162	52	(548)	309
Increase (decrease) in trade payables	1,239	398	(15,194)	(3,661)
Increase in short and long-term other payables	946	304	1,178	127
Changes in asset and liability items total	2,347	754	(14,564)	(3,225)
Cash paid and received during the year for:
Interest paid	(33)	(11)	(45)	(131)
Interest received			2	2
Total cash paid and received	(33)	(11)	(43)	(129)
Net cash used in operating activities	(24,484)	(7,873)	(72,539)	(77,058)
Cash flows from investing activities:
Purchase of property and equipment	(430)	(138)	(6,132)	(7,429)
Proceeds from sale of property and equipment	40	13	160
Decrease (increase) in other long-term assets	29	9	37	230
Net cash used in investing activities	(361)	(116)	(5,935)	(7,199)
Cash flows from financing activities:
Proceeds from loan from others				15,337
Proceeds from issuance of shares and options, net of issuance costs	69,003	22,187		70,270
Payment of lease liabilities	(1,220)	(392)	(1,240)	(581)
Proceeds from exercise of options to employees			166
Proceeds from exercise of warrants to public			14,790	188
Net cash provided by financing activities	67,783	21,795	13,716	85,214
Exchange differences on balances of cash and cash equivalents	1,677	540	1,712	(4,373)
Increase (decrease) in cash and cash equivalents	44,615	14,346	(63,046)	(3,416)
Balance of cash and cash equivalents at the beginning of the year	9,421	3,029	72,467	75,883
Balance of cash and cash equivalents at the end of the year	54,036	17,375	9,421	72,467
Non-cash activities:
Right-of-use asset recognized with corresponding lease liability	249	80
Exercise of warrants to public			₪ 30,484	₪ 1,214